Other Payables (Tables)	6 Months Ended
Sep. 30, 2025
Other Payables
Schedule of Other Payables

As of September 30, 2025 and March 31, 2025, other payables consisted of the following:

	September 30,	March 31,
	2025	2025
	(unaudited)
Outsourcing fees	¥8,967	¥1,584
Professional fees	11,462	9,912
Marketing costs	8,216	4,596
Research and development costs	880	8,180
Income tax withholding	2,759	3,110
Compensations	11,925	16,070
Business tax payable	—	3,919
Others	18,225	10,779
Total other payables	¥62,434	¥58,150